RELATED PARTY TRANSACTIONS - Founder Shares (Details)							6 Months Ended
	Jan. 11, 2022 shares	Jan. 10, 2022 shares	Jan. 10, 2022 USD ($)	Jan. 10, 2022 $ / shares	Jan. 10, 2022 D	Jan. 10, 2022 item	Jun. 30, 2022 USD ($)
Related Party Transaction [Line Items]
Aggregate purchase price | $							$ 25,000
Founder Shares | Sponsor
Related Party Transaction [Line Items]
Percentage of ownership		50.00%	50.00%	50.00%	50.00%	50.00%
Founder Shares | Sponsor
Related Party Transaction [Line Items]
Number of shares issued | shares	60,000	2,012,500
Aggregate purchase price | $			$ 25,000
Number of shares holding in entity | shares	1,952,500
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares				$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					30	30